Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	SunAmerica Specialty Series
Central Index Key	0001274768
Amendment Flag	false
Document Creation Date	Jun. 26, 2013
Document Effective Date	Jun. 26, 2013
Prospectus Date	Jun. 26, 2013
SunAmerica Income Explorer Fund | Class A Shares
Risk/Return:
Trading Symbol	IEAAX
SunAmerica Income Explorer Fund | Class C Shares
Risk/Return:
Trading Symbol	IEACX
SunAmerica Income Explorer Fund | Class W Shares
Risk/Return:
Trading Symbol	IEAWX